Liquidity and Going Concern (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 432.8	$ 373.6	$ 25.8
Reverse recapitalization net proceeds received	801.8	801.8
Cash and cash equivalents	$ 704.2	$ 746.6	$ 36.6